Consolidated Statements of Cash Flows ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ 9,691	$ 1,407	¥ (4,467)	¥ 49,337
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	7,236	1,049	6,232	6,068
Share-based compensation	7,548	1,095	9,134	4,156
Losses from disposal of property, equipment and software	407	59	18	68
Gain from extinguishment of debt	(6)	(1)		(11)
Deferred income tax	(549)	(80)	(651)	(719)
Amortization of discounts and issuance costs of the unsecured senior notes	12	2	14	19
Allowance for doubtful accounts	926	134	708	353
Impairment of investments	1,969	285	574	208
Fair value change of long-term investments	4,096	594	7,252	(29,483)
(Gains)/losses from acquirements or disposals of business and investment	3,558	516	(140)	(279)
Gain on sale of development properties	(1,379)	(200)	(767)	(1,649)
Share of results of equity investees	2,195	318	4,918	(4,291)
Foreign exchange (gains)/losses	(114)	(17)	(42)	90
Changes in operating assets and liabilities:
Accounts receivable	(7,196)	(1,043)	(5,632)	(412)
Advance to suppliers	9	1	(107)	(2,300)
Inventories	(2,278)	(330)	(16,697)	799
Prepayments and other current assets	(1,969)	(288)	(2,539)	(260)
Amount due from related parties	1,763	256	(278)	583
Operating lease right-of-use assets	(525)	(76)	(4,045)	(2,922)
Other non-current assets	2,397	348	(1,701)	(871)
Accounts payable	17,658	2,560	32,585	11,095
Advance from customers	4,526	656	8,702	4,052
Deferred revenues	(319)	(46)	(243)	(235)
Taxes payable	3,206	465	(468)	849
Amount due to related parties	847	123	(66)	282
Accrued expenses and other current liabilities	3,295	478	5,257	4,784
Operating lease liabilities	705	102	4,180	3,233
Other non-current liabilities	110	16	570
Net cash provided by operating activities	57,819	8,383	42,301	42,544
Cash flows from investing activities:
Purchase of short-term investments	(180,291)	(26,140)	(167,684)	(60,747)
Maturity of short-term investments	165,093	23,936	113,362	25,148
Purchases of long-term time deposits and wealth management products	(3,019)	(438)	(160)	(5,000)
Maturity of long-term time deposits and wealth management products	30	4
Purchases of investment securities			(2,656)	(1,122)
Cash received from disposal of investment securities	6,348	920	13,165	9,139
Prepayments and investments in equity investees	(4,501)	(653)	(11,576)	(16,939)
Cash received from disposal of equity investments	412	60	407	1,092
Cash paid for loan originations	(77,577)	(11,248)	(82,197)	(60,304)
Cash received from loan repayments	77,732	11,270	80,561	60,879
Purchase of property, equipment and software	(5,495)	(797)	(5,562)	(3,370)
Disposal of equipment and other assets	1,418	206	1,765
Purchase of intangible assets	(10)	(1)	(23)	(19)
Cash paid for asset acquisitions, net of cash acquired	(2,170)	(315)	(1,603)
Purchase of land use rights	(5,236)	(759)	(7,825)	(1,518)
Cash paid for construction in progress	(12,172)	(1,765)	(8,868)	(7,549)
Cash received from sale of development properties	1,686	244	3,549	4,787
Cash received from/(paid for) business combinations, net of cash acquired	(15,684)	(2,274)	(321)	671
Loans provided to JD Technology	(502)	(73)	(169)	(2,342)
Other investing activities	(88)	(10)	1,587	(617)
Net cash used in investing activities	(54,026)	(7,833)	(74,248)	(57,811)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares				31,342
Repurchase of ordinary shares	(1,823)	(264)	(5,246)	(312)
Proceeds from issuance of ordinary shares pursuant to share-based awards	1,043	151	62	236
Cash paid for dividends	(13,087)	(1,897)	0	0
Proceeds from issuance of convertible redeemable preferred shares of JD Logistics				443
Capital injection from non-controlling interest shareholders	8,020	1,163	27,662	34,579
Return of capital to non-controlling interests	(36)	(5)	(68)
Acquisition of additional equity interests in non-wholly owned subsidiaries	(4,581)	(664)	(775)
Proceeds from short-term borrowings	33,208	4,815	7,133	14,766
Repayment of short-term borrowings	(31,804)	(4,611)	(5,982)	(16,582)
Proceeds from long-term borrowings	14,101	2,044
Repayment of long-term borrowings	(3,635)	(527)	(29)	(123)
Proceeds from unsecured senior notes				6,804
Repurchase and repayment of unsecured senior notes	(31)	(4)	(3,246)	(72)
Other financing activities	(195)	(30)	(8)	(9)
Net cash provided by financing activities	1,180	171	19,503	71,072
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	3,490	506	(1,498)	(5,082)
Net increase/(decrease) in cash, cash equivalents, and restricted cash	8,463	1,227	(13,942)	50,723
Cash, cash equivalents, and restricted cash at beginning of year, including cash and cash equivalents classified within assets held for sale	76,693	11,119	90,635	39,912
Less: cash, cash equivalents, and restricted cash classified within assets held for sale at beginning of year			116
Cash, cash equivalents, and restricted cash at beginning of year	76,693	11,119	90,519	39,912
Cash, cash equivalents, and restricted cash at end of year, including cash and cash equivalents classified within assets held for sale	85,156	12,346	76,693	90,635
Less: cash, cash equivalents, and restricted cash classified within assets held for sale at end of year	41	5		116
Cash, cash equivalents, and restricted cash at end of year	85,115	12,341	76,693	90,519
Supplemental disclosure of cash flow information:
Cash paid for income taxes	(2,555)	(370)	(2,538)	(1,190)
Cash paid for interest	(2,393)	(347)	(1,221)	(1,020)
Supplemental disclosures of non-cash investing and financing activities:
Issuance of ordinary shares in connection with strategic cooperation agreement with Tencent	448	65	463	549
Right-of-use assets acquired under operating leases	7,700	1,116	¥ 10,228	10,678
Acquisition of equity interest in Jiangsu Five Star by loan conversion				1,025
Acquisition of equity interest in Kuayue Express by issuance of ordinary shares of JD Logistics				¥ 116
Acquisition of equity interest in Dada by strategic resources	¥ 1,606	$ 233